TRANSITION PERIOD COMPARATIVE DATA (Details) - USD ($)	3 Months Ended				9 Months Ended			12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Operating Data:
Research and development	$ 571,671	$ 343,742	$ 593,686	$ 435,671	$ 1,803,234	$ 1,971,809	$ 1,101,820	$ 1,397,554	$ 1,489,483	$ 1,537,491
Professional and consulting fees				261,350
General and administrative	409,669	1,438,553	438,628	167,747	2,291,136	1,313,071	1,192,244	3,676,125	2,666,669	1,621,341
Depreciation	24,028	14,387	20,877	10,412	57,781	53,357	34,036	63,454	59,479	44,448
Share-based compensation expense	227,540	158,244	13,291	371,637	651,630	1,337,573	112,573	1,495,837	1,709,230	484,210
Operating Expenses, Total	1,609,954	1,954,926	1,066,482	1,246,817	5,450,290	4,675,810	2,440,673	6,632,970	5,924,861	3,687,490
Other expenses (income)
Interest expense	13,808	0	0	179	23,839	0	6,212	2,839	3,018	6,391
Other income	(4,363)	(8,522)	(5,566)	(323)	(410,877)	(28,578)	(46,026)	(42,173)	(33,974)	(46,349)
Change in fair value of warrant derivative liability	(771,341)	(870,913)	(2,457,778)	6,387,473	(2,510,388)	(6,871,597)	0	(7,742,555)	(484,124)	6,387,473
Total other expense (income)	761,896	950,834	2,279,219	6,387,329	2,897,426	6,716,050	(24,074)	7,669,118	330,955	(6,411,403)
Net loss for the period		(1,004,092)		(7,634,146)	(2,404,644)	2,040,240	(2,464,747)	1,036,148	(5,593,906)	(10,098,893)
Foreign exchange translation adjustment for the period		0		24,799		0	(24,390)	0	24,799	409
Net loss and comprehensive loss for the period	$ (810,418)	(1,004,092)	$ 1,212,737	$ (7,609,347)	(2,404,644)	2,040,240	(2,489,137)	1,036,148	(5,569,107)	(10,098,484)
Loss per share - basic and diluted				$ (0.14)
Weighted Average Number of Shares Outstanding, Basic and Diluted				52,726,746
Cash flow Data:
Net cash used in operating activities		(1,038,390)		$ (825,483)	(5,540,946)	(3,717,574)	(1,639,478)	(4,747,836)	(4,590,387)	(2,464,961)
Net cash used in investing activities		(196,935)		(38,820)	(9,827)	(347,270)	(109,316)	(547,924)	(380,195)	(148,136)
Net cash provided by financing activities		0		6,788,988	749,968	4,556,818	1,988,678	4,552,409	11,341,397	8,777,666
Effects of foreign currency exchange rate changes		0		(9,510)			(33,433)	0	36,334	(42,943)
Net increase in cash and cash equivalents for the period		$ (1,235,325)		$ 5,915,175	$ (4,800,805)	$ 491,974	$ 206,451	$ (743,351)	$ 6,407,149	$ 6,121,626